CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | $ / shares		$ 0.0135			$ 0.0135
Ordinary shares, shares authorized		1,481,482			1,481,482
Ordinary shares, shares issued		123,290	[1]		6,516
Ordinary shares, shares outstanding		123,290			6,516
Related Party
Due to related party (in Dollars) | $		$ 0			$ 186
Do to related party | $		$ 1			$ 0
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 1.35			₪ 1.35
Preferred shares, shares authorized		0			3,778
Preferred shares, shares issued		0			2,875
Preferred shares, shares outstanding		0			2,875
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	1.35			1.35
Preferred shares, shares authorized		0			889
Preferred shares, shares issued		0			676
Preferred shares, shares outstanding		0			676
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	1.35			1.35
Preferred shares, shares authorized		0			1,482
Preferred shares, shares issued		0			337
Preferred shares, shares outstanding		0			337
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	1.35			1.35
Preferred shares, shares authorized		0			593
Preferred shares, shares issued		0			470
Preferred shares, shares outstanding		0			470
Convertible Series A-4 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares	₪ 1.35			₪ 1.35
Preferred shares, shares authorized		0			6,038
Preferred shares, shares issued		0			161	[2]
Preferred shares, shares outstanding		0			161

[1]	Net of 28 treasury shares held by the Company as of December 31, 2024
[2]	Net of 898 treasury shares held by the Chinese Subsidiary as of December 31, 2023